Warrant Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Schedule of Warrant Exercise Price

The exercise price for each Purchase Warrants were as the following:

Exercise Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.66
Third Closing of First Tranche	3.06
First Closing of Second Tranche	1.70
Second Closing of Second Tranche	1.18

Warrant [Member]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants [Line Items]
Schedule of Fair Value of Purchase Warrant and Waiver Warrants

The fair value of Purchase Warrant and Waiver Warrants was estimated using Black-Scholes model. The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Waiver Warrants	Second Closing of Second Tranche
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024	On February 20, 2025	On June 22, 2025	On July 22, 2025
Risk-free rate	3.62%	4.00%	4.37%	4.50%	3.99%	3.96%
Estimated volatility rate	43.79%	43.88%	44.39%	40.58%	38.11%	37.68%
Dividend yield	0%	0%	0%	0%	0%	0%
Spot price of underling ordinary share	3.87	3.86	2.53	1.28	0.98	0.99
Exercise price	4.71	4.47	3.25	1.70	1.70	1.18
Fair value of Purchase Warrant in USD	106,000	120,000	149,000	85,200	76,500	40,600

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Waiver Warrants
Balance Sheet Date	On June 30, 2025	On June 30, 2025	On June 30, 2025	On June 30, 2025	On June 30, 2025
Risk-free rate	3.87%	3.87%	3.89%	3.83%	3.82%
Estimated volatility rate	37.58%	37.52%	38.23%	37.81%	38.18%
Dividend yield	0%	0%	0%	0%	0%
Spot price of underling ordinary share	1.01	1.01	1.01	1.01	1.01%
Exercise price	1.70	1.70	1.70	1.70	1.70
Fair value of Purchase Warrant in USD	38,800	39,500	62,400	42,300	81,200

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Waiver Warrants	Second Closing of Second Tranche
Balance Sheet Date	On December 31, 2025	On December 31, 2025	On December 31, 2025	On December 31, 2025	On December 31, 2025	On December 31, 2025
Risk-free rate	3.66%	3.67%	3.69%	3.71%	3.69%	3.76%
Estimated volatility rate	40.15%	40.09%	40.33%	40.17%	40.34%	39.43%
Dividend yield	0%	0%	0%	0%	0%	0%
Spot price of underling ordinary share	0.90	0.90	0.90	0.90	0.90	0.90
Exercise price	1.18	1.18	1.18	1.18	1.18	1.18
Fair value of Purchase Warrant in USD	68,400	69,700	106,700	72,700	139,000	32,500